Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000024664 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024664 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024664 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000024665 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024665 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024665 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000024666 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024666 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024666 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000233371 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233371 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233371 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	94.60%